Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Potentially Anti-Dilutive Shares Excluded from Diluted Net Loss Per Share

Potentially anti-dilutive shares excluded from the calculation of diluted net loss per share for three months ended March 31, 2024 include the following:

Private warrants	4,721,533
Working capital warrants	523,140
Public warrants	3,432,286
PIPE warrants	10,209,994
Stock options	1,969,261
SPA warrants	1,000,000
Senior convertible notes’ shares	1,000,000
Deferred founder shares(1)	1,173,631
Convertible bridge loan warrants	1,250,000
Convertible bridge loan consideration shares	7,334
Convertible bridge loans	619,146
Convertible 12% promissory note warrants	660,000
Convertible 12% promissory notes	367,850
Total	26,934,175

(1)      As described in Note 8, Related Party Transactions, deferred founder shares do not have voting rights, do not participate in dividends and are not transferrable absent the Company’s consent. Therefore, while deferred founder shares are considered outstanding for legal purposes and are included in the total quantity of outstanding shares on the unaudited condensed consolidated statements of stockholders’ deficit, they are not considered outstanding for accounting purposes, including basic and diluted net loss per share purposes.

Potentially anti-dilutive shares excluded from the calculation of diluted net loss per share for the year ended December 31, 2023 include the following:
Private warrants	4,721,533
Working capital warrants	523,140
Public warrants	3,432,286
PIPE warrants	10,209,994
Stock options	2,078,986
SPA warrants	1,000,000
Senior convertible notes’ shares	1,000,000
Deferred founder shares(1)	1,173,631
Total	24,139,570

(1)      As described in Note 8, Related Party Transactions, deferred founder shares do not have voting rights, do not participate in dividends and are not transferrable absent the Company’s consent. Therefore, while deferred founder shares are considered outstanding for legal purposes and are included in the total quantity of outstanding shares on the consolidated statements of stockholders’ equity (deficit), they are not considered outstanding for accounting purposes, including basic and diluted net loss per share purposes.